Summary Of Significant Accounting Policies (Schedule Of Depreciation) (Details)	12 Months Ended
Jan. 31, 2011
Equipment [Member]
Estimated useful lives (in years), minimum	2
Estimated useful lives (in years), maximum	10
Building [Member]
Estimated useful lives (in years), minimum	20
Estimated useful lives (in years), maximum	40
Building Improvements And Leasehold Improvements [Member]
Estimated useful lives (in years), maximum	25